UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 8.7%

$1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	$1,051,770

3,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	A1	3,010,770

1,700	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/23 – SYNCORA GTY Insured	8/14 at 100.00	A1	1,777,996

1,040	Carrollton Payroll Development Authority, Georgia, Revenue Anticipation Certificates, University of West Georgia, Campus Center Project, Series 2004, 5.250%, 8/01/23 – NPFG Insured	8/14 at 100.00	A1	1,086,010

3,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2001, 5.125%, 10/01/32 – AMBAC Insured	4/12 at 100.00	N/R	2,818,410

1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/17 – NPFG Insured	5/14 at 100.00	Aa3	2,083,569

5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA	5,223,750
16,575	Total Education and Civic Organizations			17,052,275
	Energy – 0.5%

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	Baa3	1,003,020
	Health Care – 16.2%

3,150	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	6/10 at 101.00	BB+	2,608,609

2,200	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	AA	2,236,828

1,415	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center Project, Series 1999, 5.250%, 1/01/29 – MBIA Insured	7/10 at 100.50	AA	1,422,867

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BBB–	1,933,576
700	5.000%, 12/01/26	12/14 at 100.00	BBB–	646,912

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – NPFG Insured	7/13 at 101.00	Aa3	1,194,166

3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	A+	2,924,940

1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 – NPFG Insured	7/14 at 101.00	Aa2	1,696,224

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A2	2,441,400
2,000	5.250%, 10/01/42	10/17 at 100.00	A2	1,927,420

2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	2,035,510

2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	N/R	2,207,610

	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System Inc., Series 1999:
250	6.700%, 7/01/16	7/11 at 100.00	N/R	250,022
2,250	6.500%, 7/01/27	7/10 at 101.00	N/R	2,061,855

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$4,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	Baa1	$3,954,400

2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	2,150,842
32,635	Total Health Care			31,693,181
	Housing/Multifamily – 2.3%

3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa3	3,180,513

1,400	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest Apartments, Series 2001A-1, 5.550%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,390,550
5,015	Total Housing/Multifamily			4,571,063
	Housing/Single Family – 0.7%

1,325	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%, 12/01/22 (Alternative Minimum Tax)	12/11 at 100.00	AAA	1,341,549
	Industrials – 1.2%

2,500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	2,399,675
	Materials – 1.5%

2,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 6.000%, 2/01/25 (Alternative Minimum Tax)	2/12 at 101.00	BBB	1,982,800

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	1,059,440
3,000	Total Materials			3,042,240
	Tax Obligation/General – 21.8%

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,456,380

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AAA	3,730,300

7,760	Douglas County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AAA	8,517,842

5,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds, Series 2006A, 5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	3,884,800

3,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 – NPFG Insured	2/15 at 100.00	AA+	3,206,850

500	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	557,795

280	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	313,401

2,500	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	2,936,000

1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, Trust 2868, 13.784%, 2/01/36 (IF)	2/18 at 100.00	AAA	1,990,330

5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	5,406,153

5,215	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	A+	5,362,115

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/General (continued)

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
$710	4.750%, 2/01/29	2/17 at 100.00	AA+		$727,239
2,425	5.000%, 2/01/33	2/17 at 100.00	AA+		2,494,961

2,200	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R		2,106,588
41,380	Total Tax Obligation/General				42,690,754
	Tax Obligation/Limited – 11.3%

3,235	Atlanta, Georgia, Downtown Development Authority, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	6/16 at 100.00	A1		3,285,142

	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
200	5.250%, 12/01/22	No Opt. Call	AAA		212,564
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AAA		1,478,362

2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	No Opt. Call	N/R		2,527,925

1,060	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R		1,104,287

1,575	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.600%, 1/01/30	7/15 at 100.00	N/R		1,444,291

100	Burke County Development Authority, Georgia, Industrial Development Revenue Bonds, Georgia Safe Corporation Project, Series 1991, 7.500%, 2/01/11 (Alternative Minimum Tax)	8/10 at 100.00	N/R		99,941

960	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA		1,046,746

110	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+		129,574

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
210	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	A		231,208
45	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	A		49,142

5,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University – TUFF/Atlanta Housing LLC, Series 2001A, 5.250%, 9/01/32 – AMBAC Insured	9/11 at 102.00	N/R		4,973,800

1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/12 at 101.00	A		1,689,872

2,765	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA		3,222,912

500	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa3		603,585
21,285	Total Tax Obligation/Limited				22,099,351
	Transportation – 4.0%

7,835	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – AGM Insured	1/15 at 100.00	AAA		7,874,645
	U.S. Guaranteed – 10.1% (4)

3,750	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R	(4)	4,215,975

1,355	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11)	6/11 at 102.00	Aa3	(4)	1,464,091

2,110	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20 (Pre-refunded 10/01/10)	10/10 at 101.00	A–	(4)	2,200,603

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (4) (continued)

$3,085	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	N/R	(4)	$3,268,403

5,000	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) – MBIA Insured	2/12 at 102.00	Aaa		5,556,100

1,000	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – MBIA Insured (ETM)	No Opt. Call	A	(4)	1,181,900

1,675	Summerville, Georgia, Combined Public Utility System Revenue Refunding and Improvement Bonds, Series 2002, 5.750%, 1/01/22 (Pre-refunded 1/01/12)	1/12 at 101.00	Baa3	(4)	1,847,307
17,975	Total U.S. Guaranteed				19,734,379
	Utilities – 6.0%

465	Camden County Solid Waste Management Authority, Georgia, Revenue Bonds, Series 2002, 5.000%, 3/01/21 – NPFG Insured	3/12 at 100.00	Baa1		467,888

3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – NPFG Insured	1/17 at 100.00	A		3,132,300

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+		1,736,205

565	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/12 – AGM Insured	No Opt. Call	AAA		609,895

1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation – Scherer Plant, Series 1992A, 6.800%, 1/01/12	No Opt. Call	A		1,088,840

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	A		330,216

1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A		1,310,230

3,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 – NPFG Insured	1/13 at 100.00	A		3,096,150
11,880	Total Utilities				11,771,724
	Water and Sewer – 16.1%

5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A		5,482,350

250	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002, 5.000%, 10/01/27 – AGM Insured	10/12 at 100.00	AAA		256,348

	Brunswick, Georgia, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 1992:
215	6.000%, 10/01/11 – NPFG Insured	No Opt. Call	A		224,845
400	6.100%, 10/01/19 – NPFG Insured	No Opt. Call	A		466,348

800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AAA		828,920

1,000	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 6/01/22 – AGM Insured	6/14 at 100.00	AAA		1,079,240

1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	Aa3		1,042,130

145	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aa3		152,362

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,100	5.000%, 6/01/32	6/18 at 100.00	Aa3		1,140,612
3,760	5.000%, 6/01/37	6/18 at 100.00	Aa3		3,867,386

1,000	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – AGM Insured	10/16 at 100.00	AAA		1,045,350

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	AA+	$2,665,350

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – NPFG Insured	12/15 at 100.00	AA–	1,037,920

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	AA–	1,814,991

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	AAA	2,316,862

970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 – FGIC Insured	1/14 at 100.00	AA–	1,016,987

5,000	Macon Water Authority, Georgia, Water and Sewer Revenue Bonds, Series 2001B, 5.375%, 10/01/18	10/11 at 101.00	AA	5,386,150

1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – AGM Insured	No Opt. Call	AAA	1,169,290

100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33	1/19 at 100.00	AA–	109,121

465	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa3	475,676
29,740	Total Water and Sewer			31,578,238
$192,145	Total Investments (cost $193,258,509) – 100.4%			196,852,094
	Floating Rate Obligations – (1.7)%			(3,380,000)
	Other Assets Less Liabilities – 1.3%			2,526,793
	Net Assets – 100%			$195,998,887

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$196,852,094	$—	$196,852,094

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $189,844,529.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

February 28, 2010

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$7,018,665
Depreciation	(3,391,592)
Net unrealized appreciation (depreciation) of investments	$3,627,073

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.5%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$3,235	5.500%, 5/15/30	5/11 at 101.00	BBB	$3,238,591
2,000	5.875%, 5/15/39	5/11 at 101.00	BBB	1,859,260
5,235	Total Consumer Staples			5,097,851
	Education and Civic Organizations – 8.4%

1,500	Calcasieu Parish Public Trust Authority, Louisiana, Student Housing Lease Revenue Bonds, McNeese State University, Series 2001, 5.250%, 5/01/33 – NPFG Insured	5/11 at 101.00	A	1,449,180

2,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2002, 5.000%, 10/01/22 – NPFG Insured	10/12 at 102.00	A	2,083,400

1,675	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing Facilities Inc., Series 2004A, 5.000%, 8/01/27 – NPFG Insured	8/14 at 100.00	Baa1	1,609,005

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	BBB–	2,580,630
8,175	Total Education and Civic Organizations			7,722,215
	Energy – 0.5%

500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 1998, 5.200%, 10/01/18	4/10 at 100.00	A	500,390
	Health Care – 21.6%

1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Series 2010A, 5.875%, 10/01/40	10/20 at 100.00	A3	1,443,330

3,400	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA–	3,689,340

1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AAA	2,036,178

	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A:
1,000	6.375%, 7/01/30	7/14 at 100.00	A+	1,035,290
2,000	5.250%, 8/15/32	8/15 at 100.00	A+	1,903,740

2,300	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	8/10 at 100.00	Ba1	1,750,599

2,550	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A	2,612,450

5,050	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	4,526,719

1,000	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Series 1998, 5.375%, 4/01/28 – AMBAC Insured	4/10 at 100.00	A	994,800
20,600	Total Health Care			19,992,446
	Housing/Multifamily – 1.2%

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/12 at 105.00	Aaa	1,074,050
	Housing/Single Family – 8.1%

800	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aaa	826,640

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)

$895	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 2001A, 6.050%, 4/01/32 (Alternative Minimum Tax)	4/11 at 105.00	Aaa	$934,640

330	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	4/10 at 101.00	Aaa	344,381

1,850	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aaa	1,964,922

210	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2000C-1, 7.250%, 6/01/32 (Alternative Minimum Tax)	6/10 at 105.00	Aaa	213,675

740	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006C, 5.000%, 6/01/33	6/16 at 103.00	Aaa	765,700

1,265	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Program Series 2009A, 5.250%, 12/01/40	6/19 at 100.00	Aaa	1,294,715

55	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-1, 5.500%, 12/01/22	6/10 at 100.00	Aaa	55,573

45	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1997B-2, 5.600%, 6/01/17 (Alternative Minimum Tax)	6/10 at 100.00	Aaa	46,530

155	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1996A, 6.100%, 12/01/29 (Alternative Minimum Tax)	6/10 at 100.00	Aaa	156,595

110	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 1997A, 5.850%, 12/01/30 (Alternative Minimum Tax)	6/10 at 100.00	Aaa	114,595

210	New Orleans Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding Bonds, Series 1998B-2, 5.200%, 12/01/21 (Alternative Minimum Tax)	6/10 at 100.50	Aaa	208,925

360	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	6/10 at 100.00	Aaa	360,133

180	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	6/10 at 100.00	Aaa	180,108
7,205	Total Housing/Single Family			7,467,132
	Long-Term Care – 3.2%

3,000	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36	3/10 at 100.00	AA+	3,002,940
	Materials – 5.0%

1,000	Calcasieu Parish Inc., Louisiana, Industrial Development Board Revenue Bonds, Oil Corporation Project, Series 2002, 6.625%, 2/01/16	4/10 at 102.00	Ba1	996,360

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	5/10 at 100.00	BBB	1,224,363

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BB	1,028,660

1,500	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB+	1,408,425
4,750	Total Materials			4,657,808
	Tax Obligation/General – 9.2%

2,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	2,237,880

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	Baa3	1,059,790

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$3,170	New Orleans, Louisiana, General Obligation Bonds, Series 2005, 5.250%, 12/01/25 – NPFG Insured	12/15 at 100.00	A	$3,231,244

2,000	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 9/01/10 – AMBAC Insured	No Opt. Call	Baa3	1,959,900
8,170	Total Tax Obligation/General			8,488,814
	Tax Obligation/Limited – 24.4%

335	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Series 1996C, 5.600%, 7/15/25 – MBIA Insured	5/10 at 100.00	A	307,145

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004:
2,525	5.000%, 7/15/15 – AMBAC Insured	7/14 at 101.00	BBB	2,533,131
2,000	5.000%, 7/15/21 – AMBAC Insured	7/14 at 101.00	BBB	1,801,380

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ascension Parish Library Project, Series 2005, 5.250%, 4/01/35 – AMBAC Insured	4/15 at 100.00	A	1,005,270

1,570	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R	1,568,053

1,135	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Jefferson Parish Project, Refunding Series 2009A, 5.375%, 4/01/31	4/19 at 100.00	AA–	1,192,840

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 2003, 5.000%, 11/01/21 – NPFG Insured	11/13 at 100.00	A+	1,038,020

1,500	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AGM Insured	5/16 at 100.00	AAA	1,547,745

10,945	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	N/R	8,135,087

1,875	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	1,877,756

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+	1,529,730
25,385	Total Tax Obligation/Limited			22,536,157
	Utilities – 8.4%

1,500	DeSoto Parish, Louisiana, Pollution Control Revenue Refunding Bonds, Cleco Utility Group Inc. Project, Series 1999, 5.875%, 9/01/29 – AMBAC Insured	3/10 at 102.00	BBB	1,505,250

4,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 – NPFG Insured	11/14 at 100.00	A1	4,295,480

2,000	St. Tammany Parish, Louisana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40 (WI/DD, Settling 3/02/10)	8/20 at 100.00	N/R	1,984,460
7,500	Total Utilities			7,785,190
	Water and Sewer – 3.4%

1,500	East Baton Rouge Sewage Commission, Louisiana, Revenue Bonds, Series 2009, 5.250%, 2/01/34	2/19 at 100.00	AA–	1,579,680

1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Denham Springs Sewer District 1 Project, Series 2009, 5.000%, 12/01/39 – AGC Insured	12/19 at 100.00	AAA	1,525,395
3,000	Total Water and Sewer			3,105,075
$94,520	Total Investments (cost $91,900,672) – 98.9%			91,430,068
	Other Assets Less Liabilities – 1.1%			1,027,331
	Net Assets – 100%			$92,457,399

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

February 28, 2010

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$91,430,068	$—	$91,430,068

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $91,884,960.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$1,976,359
Depreciation	(2,431,251)
Net unrealized appreciation (depreciation) of investments	$(454,892)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.

10	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.7%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/12 at 100.00	BBB	$2,588,430

425	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	461,337
3,425	Total Consumer Staples			3,049,767
	Education and Civic Organizations – 9.2%

1,550	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – NPFG Insured	No Opt. Call	A1	1,783,228

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.000%, 6/01/31	6/18 at 100.00	BBB	1,024,740

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,154,140

5,000	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University, Series 2006A, 5.000%, 10/01/39	10/16 at 100.00	AA+	5,183,000

1,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A, 5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,000,460

1,035	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	N/R	1,079,081

1,085	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	Aa3	1,121,445

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
675	5.375%, 4/01/16 – AMBAC Insured	10/12 at 100.00	A+	734,960
670	5.375%, 4/01/20 – AMBAC Insured	10/12 at 100.00	A+	698,535
90	5.000%, 4/01/27 – AMBAC Insured	10/12 at 100.00	A+	91,286

1,025	University of North Carolina, Asheville, General Revenue Refunding Bonds, Series 2002A, 5.000%, 6/01/15 – AMBAC Insured	6/12 at 100.00	A2	1,108,312

445	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20	6/11 at 100.00	AA+	456,490

1,710	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B, 5.000%, 12/01/11	No Opt. Call	AA+	1,847,227

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aa1	3,563,320
4,265	0.000%, 8/01/18	No Opt. Call	Aa1	3,264,303
2,750	0.000%, 8/01/20	No Opt. Call	Aa1	1,903,412

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	832,045

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 – AGM Insured	4/17 at 100.00	AAA	4,223,360

1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 – AGC Insured	4/19 at 100.00	AAA	1,344,109

5,000	University of North Carolina, System Pooled Revenue Bonds, Series 2006A, 5.000%, 10/01/33 – NPFG Insured	10/16 at 100.00	A+	5,075,500
40,385	Total Education and Civic Organizations			39,488,953
	Energy – 0.3%

1,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	Baa3	1,511,835
	Health Care – 11.9%

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
3,005	5.250%, 10/01/27	10/17 at 100.00	N/R	2,716,520
2,225	5.250%, 10/01/38	10/17 at 100.00	N/R	1,706,308

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$3,250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AAA	$3,318,575

2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AAA	2,507,323

5,650	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 – AGM Insured	5/15 at 100.00	AAA	5,750,174

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
625	5.500%, 10/01/19 – RAAI Insured	4/10 at 101.00	BBB	626,906
1,385	5.500%, 10/01/29 – RAAI Insured	4/10 at 101.00	BBB	1,346,109

1,055	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical Center, Series 2002A, 5.250%, 1/01/14	1/12 at 100.00	A	1,101,367

690	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series 1996, 5.250%, 5/01/21	5/10 at 100.00	A+	690,655

4,150	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006, 5.000%, 11/01/39	11/16 at 100.00	A+	4,191,956

3,500	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Series 1999, 6.250%, 6/01/29	6/10 at 101.00	A	3,534,230

3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20	11/17 at 100.00	A–	3,662,233

500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A+	494,595

7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/17 at 100.00	A	7,060,205

750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	758,482

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
1,170	5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	A	1,172,551
2,000	5.000%, 10/01/34 – NPFG Insured	10/16 at 100.00	A	1,963,800

1,000	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas HealthCare System Health Care Refunding Revenue Bonds, Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	1,030,730

7,550	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	7,583,748
51,570	Total Health Care			51,216,467
	Housing/Single Family – 3.4%

1,020	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)	7/10 at 100.00	AA	1,021,142

705	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 3A, 5.200%, 7/01/26 (Alternative Minimum Tax)	7/10 at 100.00	AA	705,148

2,070	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 4A, 5.300%, 7/01/26 (Alternative Minimum Tax)	7/10 at 100.00	AA	2,046,899

2,975	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)	7/10 at 100.00	AA	2,976,339

1,055	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 6A, 6.200%, 1/01/29 (Alternative Minimum Tax)	7/10 at 100.00	AA	1,055,981

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Single Family (continued)

$2,250	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	$2,173,230

1,440	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,391,501

305	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995BB, 6.500%, 9/01/26 (Alternative Minimum Tax)	3/10 at 100.00	AA	309,926

620	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1995DD, 6.200%, 9/01/27 (Alternative Minimum Tax)	3/10 at 100.00	AA	625,568

1,180	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1996LL, 6.200%, 3/01/26 (Alternative Minimum Tax)	3/10 at 100.00	AA	1,217,335

760	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1997RR, 5.850%, 9/01/28 (Alternative Minimum Tax)	3/10 at 100.00	AA	760,494

570	North Carolina Housing Finance Agency, Single Family Revenue Bonds, Series 1998VV, 5.250%, 3/01/17 (Alternative Minimum Tax)	3/10 at 100.00	AA	558,002
14,950	Total Housing/Single Family			14,841,565
	Long-Term Care – 0.6%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	N/R	984,660

1,000	North Carolina Medical Care Commission, Revenue Bonds, Givens Estates, Series 2007, 5.000%, 7/01/33	7/17 at 102.00	N/R	853,990

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	N/R	548,802
2,600	Total Long-Term Care			2,387,452
	Materials – 0.7%

1,350	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	1,129,653

1,900	Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Solid Waste Disposal Revenue Bonds, Champion International Corporation, Series 1999, 6.400%, 11/01/24	11/11 at 100.00	Baa3	1,912,065
3,250	Total Materials			3,041,718
	Tax Obligation/General – 6.8%

2,340	Charlotte, North Carolina, General Obligation Bonds, Series 2002A, 5.000%, 7/01/24	7/12 at 100.00	AAA	2,433,600

1,875	Cumberland County, North Carolina, General Obligation School Bonds, Series 2002, 5.000%, 2/01/21	2/12 at 101.00	AA+	2,033,850

1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,610,010

1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 – FGIC Insured	2/15 at 100.00	AA+	1,258,906

	Johnston County, North Carolina, General Obligation Bonds, Series 2007:
3,510	5.000%, 2/01/23 – FGIC Insured	2/17 at 100.00	AA+	3,891,326
2,315	5.000%, 2/01/24 – FGIC Insured	2/17 at 100.00	AA+	2,549,903

	North Carolina, General Obligation Bonds, Series 2004A:
2,000	5.000%, 3/01/16	3/14 at 100.00	AAA	2,275,200
2,000	5.000%, 3/01/22	3/14 at 100.00	AAA	2,188,220

1,760	North Carolina, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19	3/15 at 100.00	AAA	1,955,958

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

	Ramseur, North Carolina, General Obligation Water Refunding Bonds, Series 1997:
$120	5.750%, 6/01/18	6/10 at 102.00	N/R	$122,608
125	5.750%, 6/01/19	6/10 at 102.00	N/R	127,695
125	5.750%, 6/01/20	6/10 at 102.00	N/R	127,677
130	5.750%, 6/01/21	6/10 at 102.00	N/R	132,775
105	5.750%, 6/01/22	6/10 at 102.00	N/R	107,237

	Wake County, North Carolina, Limited Obligation Bonds, Series 2010:
6,000	5.000%, 1/01/33	1/20 at 100.00	AA+	6,371,100
2,115	5.000%, 1/01/37	1/20 at 100.00	AA+	2,219,714
27,110	Total Tax Obligation/General			29,405,779
	Tax Obligation/Limited – 26.6%

1,000	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	AA	1,064,870

4,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 7.250%, 8/01/34	8/18 at 100.00	N/R	3,646,120

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 – AMBAC Insured	4/16 at 100.00	A–	1,554,319

	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
1,330	5.250%, 2/01/19	2/13 at 100.00	AA	1,399,333
3,990	5.000%, 2/01/22	2/13 at 100.00	AA	4,127,974

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa3	4,029,444

1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,476,454

5,000	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series 2005E, 5.000%, 6/01/35	6/15 at 100.00	AA+	5,101,600

2,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,559,875

1,750	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.000%, 6/01/25	6/12 at 101.00	AAA	1,887,515

1,260	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2004, 5.000%, 6/01/34	6/14 at 100.00	AAA	1,306,116

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	1,210,739

2,255	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/16 – AMBAC Insured	12/12 at 100.00	AA–	2,488,731

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – NPFG Insured	2/15 at 100.00	AA	2,206,353
910	5.250%, 2/01/19 – NPFG Insured	2/15 at 100.00	AA	989,771

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
2,770	5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AAA	2,989,966
1,520	5.000%, 12/01/24 – AGM Insured	12/17 at 100.00	AAA	1,632,252

2,000	Hartnett County, North Carolina, Certificates of Participation, Series 2002, 5.125%, 12/01/23 – AGM Insured	12/12 at 101.00	AAA	2,116,060

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	AA–	1,305,911

1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	A1	1,997,505

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
$1,715	5.250%, 4/01/19 – AGM Insured	4/14 at 100.00	AAA	$1,847,792
1,715	5.250%, 4/01/21 – AGM Insured	4/14 at 100.00	AAA	1,829,459
715	5.250%, 4/01/22 – AGM Insured	4/14 at 100.00	AAA	759,680

1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 – AMBAC Insured	2/17 at 100.00	A–	1,300,749

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19	2/15 at 100.00	AA+	4,786,540

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21	2/14 at 100.00	AA+	2,386,193
1,000	5.000%, 2/01/22	2/14 at 100.00	AA+	1,056,420

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	4,118,438
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	4,093,275

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21	11/14 at 100.00	AA+	3,210,630

2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20	6/14 at 100.00	AA+	2,674,725

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22	6/13 at 100.00	AA+	1,360,705

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 – AMBAC Insured	4/16 at 100.00	AA	1,176,757
1,105	5.000%, 4/01/21 – AMBAC Insured	4/16 at 100.00	AA	1,196,085

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 – NPFG Insured	4/18 at 100.00	AA–	1,340,938
1,175	5.000%, 4/01/26 – NPFG Insured	4/18 at 100.00	AA–	1,237,263
1,395	5.000%, 4/01/27 – NPFG Insured	4/18 at 100.00	AA–	1,459,184
1,240	5.000%, 4/01/28 – NPFG Insured	4/18 at 100.00	AA–	1,289,315

	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B:
1,415	5.000%, 4/01/20 – AMBAC Insured	4/14 at 100.00	AA–	1,479,906
1,415	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	AA–	1,474,444
1,415	5.000%, 4/01/22 – AMBAC Insured	4/14 at 100.00	AA–	1,468,360

26,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+	5,010,075

15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,853,550

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	4,451,749

1,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 – AMBAC Insured	9/12 at 101.00	A–	1,047,100

665	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/11 – AMBAC Insured	No Opt. Call	AA–	702,739

100	Virgin Islands Public Finance Authority Revenue and Refunding Bonds, Virgin Islands Matching Fund Loan Notes, Series 2009A-1, Senior Lien, Series 2009A-2, 5.000%, 10/01/39	10/19 at 100.00	BBB	90,172

1,250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	1,262,625

1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refunding Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB	1,002,220

1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	Aa3	1,051,570

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/Limited (continued)

$3,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA		$4,107,845

1,000	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA		1,026,880

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	A2		1,765,739

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AAA		1,721,165

2,350	Winston-Salem, North Carolina, Certificates of Participation, Series 2001A, 5.000%, 6/01/20	6/11 at 101.00	AA+		2,488,744
143,165	Total Tax Obligation/Limited				114,219,939
	Transportation – 12.6%

900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	A+		967,095

5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	A+		5,036,350

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	A+		6,359,040

10,280	Charlotte, North Carolina, Airport Revenue Bonds, Series 2010B, 5.375%, 7/01/28	7/20 at 100.00	A+		10,405,416

3,300	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40 (WI/DD, Settling 3/11/10)	2/20 at 100.00	A3		3,319,932

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009A:
100	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AAA		109,544
565	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AAA		606,680
8,650	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AAA		9,216,835

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
20,640	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AAA		4,661,750
19,700	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AAA		4,167,732
14,335	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AAA		2,846,788

710	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 – AGM Insured (Alternative Minimum Tax)	7/10 at 100.50	AAA		717,831

2,750	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 7/01/15 – AGM Insured	7/11 at 101.00	AAA		2,930,785

	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
2,445	5.250%, 11/01/19 – FGIC Insured	5/11 at 101.00	Aa3		2,517,641
105	5.000%, 11/01/31 – FGIC Insured	5/11 at 101.00	Aa3		105,834
95,480	Total Transportation				53,969,253
	U.S. Guaranteed – 4.5% (4)

3,000	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2000B, 5.500%, 12/01/25 (Pre-refunded 12/01/10)	12/10 at 101.00	AA+	(4)	3,152,160

1,675	Charlotte, North Carolina, Certificates of Participation, Public Safety Facilities Project, Series 2000D, 5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AA+	(4)	1,715,485

3,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2000, 5.250%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA		3,070,530

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AAA		525,411

995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	AAA		1,266,784

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (4) (continued)

$4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)	10/11 at 101.00	AA	(4)	$4,341,880

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	Aa3	(4)	1,458,600

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
480	5.375%, 4/01/16 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	537,058
490	5.375%, 4/01/20 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R	(4)	548,246

2,555	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2001A, 5.000%, 12/01/20 (Pre-refunded 6/01/11)	6/11 at 100.00	AA+	(4)	2,705,515
17,895	Total U.S. Guaranteed				19,321,669
	Utilities – 7.4%

1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35	3/19 at 100.00	AA–		1,041,600

3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AAA		3,988,344

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C, 5.375%, 1/01/17	1/13 at 100.00	A–		2,151,300

5,600	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–		5,810,448

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
1,935	5.500%, 1/01/17 – FGIC Insured	7/10 at 100.00	Baa1		1,938,193
5,300	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Baa1		6,138,990
415	5.500%, 1/01/21	5/10 at 100.00	A–		415,448
10	5.500%, 1/01/21 – AGM Insured	No Opt. Call	AAA		10,034
170	6.000%, 1/01/22	No Opt. Call	A–		199,014
500	6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1		583,295
50	6.000%, 1/01/26	No Opt. Call	A–		58,430

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.000%, 1/01/23	1/18 at 100.00	A–		357,309

1,400	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A		1,434,104

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A:
2,000	5.250%, 1/01/15 – AMBAC Insured	1/13 at 100.00	A		2,204,120
20	5.250%, 1/01/19 – NPFG Insured	1/13 at 100.00	A		21,720

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20	1/18 at 100.00	A		2,216,540

	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,035	5.000%, 5/01/20 – SYNCORA GTY Insured	5/14 at 100.00	A		1,079,971
610	5.000%, 5/01/24 – SYNCORA GTY Insured	5/14 at 100.00	A		628,495

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/12 at 101.00	A1		1,600,665
29,760	Total Utilities				31,878,020
	Water and Sewer – 17.6%

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA		1,030,610

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 – AGM Insured	4/14 at 100.00	AAA		1,398,490

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AAA	$8,192,379

4,540	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA	4,770,814

2,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001, 5.125%, 6/01/26	6/11 at 101.00	AAA	2,080,400

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA	3,089,081

1,075	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,137,683

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
1,690	5.000%, 6/01/25	6/15 at 100.00	AAA	1,816,784
610	5.000%, 6/01/26	6/15 at 100.00	AAA	652,853

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	AAA	5,958,526

1,980	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – AGM Insured	11/18 at 100.00	AAA	2,048,924

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – NPFG Insured	6/18 at 100.00	A	3,983,360

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
3,500	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AAA	3,794,490
1,500	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AAA	1,615,770

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A	536,738
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A	1,069,542

1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20	7/14 at 100.00	AA+	1,109,880

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21	3/15 at 100.00	AAA	2,588,721

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
11,995	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	12,699,466
6,995	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	7,314,252
30	4.500%, 3/01/36	3/16 at 100.00	AAA	30,291

1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 – AGM Insured	6/13 at 100.00	AAA	1,356,760

2,000	Water and Sewer System Refunding Bonds, North Carolina, Series 2009, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,144,340

5,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/34 – AGM Insured	6/15 at 100.00	AAA	5,106,250
71,745	Total Water and Sewer			75,526,404
$502,835	Total Investments (cost $424,396,015) – 102.3%			439,858,821
	Floating Rate Obligations – (2.9)%			(12,655,000)
	Other Assets Less Liabilities – 0.6%			2,668,819
	Net Assets – 100%			$429,872,640

18	Nuveen Investments

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$439,858,821	$—	$439,858,821

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $411,686,804.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$18,021,618
Depreciation	(2,503,794)
Net unrealized appreciation (depreciation) of investments	$15,517,824

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.3%

$1,245	South Fulton Industrial Development Board, Tennessee, Revenue Bonds, Tyson Foods Inc., Series 1995, 6.400%, 10/01/20 (Alternative Minimum Tax)	4/10 at 100.00	Ba1	$1,118,259
	Education and Civic Organizations – 4.3%

	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,085,226
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	1,745,359

11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009B, 5.000%, 10/01/39	10/19 at 100.00	AA	11,595,429

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	AA	1,604,370
15,330	Total Education and Civic Organizations			16,030,384
	Energy – 0.3%

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	Baa3	1,003,020
	Health Care – 14.0%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	7/10 at 100.00	A3	3,060,031

900	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA	999,693

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Refunding Bonds, Erlanger Health System, Series 2004:
2,000	5.000%, 10/01/18 – AGM Insured	No Opt. Call	AAA	2,117,780
1,000	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AAA	1,035,820

3,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	3,030,720

3,000	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.250%, 7/01/26	7/16 at 100.00	BBB+	3,004,590

	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
2,015	5.250%, 4/01/27	4/17 at 100.00	BBB+	1,950,842
4,000	5.250%, 4/01/36	4/17 at 100.00	BBB+	3,675,600

3,865	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22	4/12 at 101.00	A1	4,146,527

1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Fort Sanders Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 – NPFG Insured	No Opt. Call	A	1,093,880

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006:
2,000	0.000%, 1/01/35	1/17 at 41.04	A–	424,540
3,980	0.000%, 1/01/36	1/17 at 38.98	A–	790,587
1,955	0.000%, 1/01/38	1/17 at 35.16	A–	338,821
5,000	0.000%, 1/01/39	1/17 at 33.38	A–	812,300
15,145	0.000%, 1/01/42	1/17 at 28.53	A–	1,994,445

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – AGM Insured	3/18 at 100.00	AAA	2,611,800

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Childrens Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	Aa2	7,663,050

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$1,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Refunding Series 200A, 5.486%, 9/01/32	3/13 at 100.00	N/R	$930,810

5,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	4,529,850

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
2,000	5.000%, 9/01/15 – RAAI Insured	9/13 at 100.00	BBB+	2,038,000
3,500	5.000%, 9/01/18 – RAAI Insured	9/13 at 100.00	BBB+	3,393,810

5,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/27	11/17 at 100.00	N/R	2,897,000
78,420	Total Health Care			52,540,496
	Housing/Multifamily – 3.1%

	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, GNMA Collateralized Housing Revenue Bonds, Rainbow Creek Apartments Project, Series 1999:
345	6.125%, 11/20/19 (Alternative Minimum Tax)	5/10 at 102.00	AAA	352,245
3,955	6.375%, 11/20/39 (Alternative Minimum Tax)	5/10 at 102.00	AAA	4,037,541

1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Aprtments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	AAA	1,523,550

1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	AAA	1,450,298

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, FHA-Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
210	7.000%, 6/01/17	6/10 at 100.00	AA+	211,672
485	7.250%, 6/01/32	6/10 at 100.00	AA+	487,410

3,485	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, GNMA Collateralized Multifamily Housing Revenue Bonds, Berkshire Place, Series 2000, 6.125%, 3/20/39 (Alternative Minimum Tax)	3/10 at 102.00	Aaa	3,520,756
11,375	Total Housing/Multifamily			11,583,472
	Housing/Single Family – 3.6%

35	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/10 at 100.00	AA+	35,544

195	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1996-3, 5.850%, 7/01/17 (Alternative Minimum Tax)	7/10 at 100.00	AA+	203,128

1,775	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.375%, 7/01/29 (Alternative Minimum Tax)	7/10 at 100.00	AA+	1,775,426

770	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1999-3, 6.000%, 1/01/20 (Alternative Minimum Tax)	7/10 at 100.00	AA+	770,855

4,255	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2002A, 5.400%, 7/01/32 – AGM Insured (Alternative Minimum Tax)	7/11 at 100.00	AAA	4,274,403

650	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%, 7/01/34 (Alternative Minimum Tax)	7/13 at 100.00	AA+	679,094

1,175	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	1,194,975

4,750	Tennessee Housing Development Agency, Homeownership Program Remarketed Bonds, Series 1996-5B, 5.375%, 7/01/23 (Alternative Minimum Tax)	7/10 at 100.00	AA+	4,752,470
13,605	Total Housing/Single Family			13,685,895

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Materials – 0.5%

$2,000	Bradley County, Tennessee, Industrial Development Board Revenue Bonds, Olin Corporation Project, Series 1993C, 6.625%, 11/01/17	4/12 at 103.00	Ba1	$1,969,360
	Tax Obligation/General – 16.6%

	Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002:
2,250	5.000%, 3/01/17 – FGIC Insured	3/13 at 102.00	A+	2,422,058
1,000	5.000%, 3/01/19 – FGIC Insured	3/13 at 102.00	A+	1,063,380

	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A:
700	5.000%, 6/01/31	No Opt. Call	Aa2	730,002
250	5.000%, 6/01/33	No Opt. Call	Aa2	258,028

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	Aa3	1,073,870
1,000	5.000%, 4/01/26 – AGM Insured	4/17 at 100.00	Aa3	1,066,950
1,000	5.000%, 4/01/27 – AGM Insured	4/17 at 100.00	Aa3	1,060,590
1,000	5.000%, 4/01/31 – AGM Insured	4/17 at 100.00	Aa3	1,034,350

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	Baa1	1,447,337

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA+	4,404,591

6,070	Knoxville, Tennessee, General Obligation Bonds, Series 2002A, 5.000%, 5/01/25	5/12 at 100.00	AA+	6,453,381

1,000	Marion County, Tennessee, General Obligation Rural School Bonds, Series 2001, 5.000%, 4/01/24 – AMBAC Insured	4/11 at 100.00	A3	1,036,430

4,655	Memphis, Tennessee, General Obligation Bonds, Series 2003, 5.000%, 5/01/20	5/11 at 101.00	AA	4,915,354

3,450	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15	6/14 at 100.00	AA	3,934,656

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19	2/15 at 100.00	AA	2,200,220

3,600	Metropolitan Nashville & Davidson Counties, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 1/01/11	No Opt. Call	AA	3,747,312

1,300	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 – FGIC Insured	5/14 at 102.00	AA+	1,480,908

1,120	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 – NPFG Insured	No Opt. Call	Baa1	1,253,448

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	A1	1,135,490
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	A1	3,357,558
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	A1	2,990,093

1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 – NPFG Insured	5/14 at 100.00	A2	1,341,828

3,500	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AA+	4,017,895

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	N/R	1,779,545

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aa3	1,979,058

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aa3	2,139,197

1,000	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2002, 5.000%, 3/01/17	3/13 at 102.00	Aaa	1,118,770

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20	5/15 at 100.00	Aaa	1,321,452

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/General (continued)

$1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa		$1,685,895
56,765	Total Tax Obligation/General				62,449,646
	Tax Obligation/Limited – 0.8%

1,000	Chattanooga Industrial Development Board, Tennessee, Lease Rental Revenue Bonds, Series 2000, 5.500%, 10/01/19 – AMBAC Insured	10/10 at 100.00	AA–		1,024,040

1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 – AMBAC Insured	6/13 at 100.00	A+		1,879,769
2,790	Total Tax Obligation/Limited				2,903,809
	Telecommunication Services – 0.6%

2,700	Fayetteville, Tennessee, Revenue Bonds, Broadband Telecommunications Network, Series 2000, 6.500%, 4/01/20	4/10 at 100.00	N/R		2,402,892
	Transportation – 2.7%

1,230	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	A		1,256,580

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 1999D:
1,760	6.000%, 3/01/24 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A2		1,779,378
580	6.125%, 3/01/25 – AMBAC Insured (Alternative Minimum Tax)	3/10 at 101.00	A2		586,397

3,710	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/17 – AGM Insured (Alternative Minimum Tax)	3/11 at 100.00	AAA		3,784,460

2,850	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001B, 5.125%, 3/01/26 – AGM Insured	3/11 at 100.00	AAA		2,881,521
10,130	Total Transportation				10,288,336
	U.S. Guaranteed – 16.6% (4)

5,000	Chattanooga Industrial Development Board, Tennessee, Lease Rental Revenue Bonds, Series 2000, 5.625%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 100.00	AA–	(4)	5,162,900

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – MBIA Insured (ETM)	No Opt. Call	A	(4)	1,303,020

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,365	5.125%, 7/01/25 – MBIA Insured (ETM)	5/10 at 100.50	Aaa		2,385,576
9,395	5.250%, 7/01/28 – NPFG Insured (ETM)	5/10 at 100.50	Aaa		9,463,583

7,795	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – MBIA Insured	7/23 at 100.00	A	(4)	7,862,817

4,000	Maury County Industrial Development Board, Tennessee, Solid Waste Disposal Revenue Bonds, Occidental Petroleum Company, Series 2000B, 6.300%, 8/01/18 (Pre-refunded 8/01/10) (Alternative Minimum Tax)	8/10 at 100.00	N/R	(4)	4,101,440

10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured	11/12 at 100.00	AA–	(4)	11,136,399

4,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Adventist Health System/Sunbelt Obligated Group, Series 2000, 6.600%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 101.00	A2	(4)	4,224,200

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa		12,123,736

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		312,328

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

February 28, 2010

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (4) (continued)

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2002:
$2,345	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	$2,682,563
1,405	6.250%, 9/01/22 (Pre-refunded 9/01/12)	9/12 at 101.00	N/R	(4)	1,607,250
66,740	Total U.S. Guaranteed				62,365,812
	Utilities – 18.3%

5,000	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A, 5.000%, 9/01/33	3/18 at 100.00	AA		5,268,050

355	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series 1995A, 5.600%, 10/01/30 – ACA Insured (Alternative Minimum Tax)	5/10 at 100.00	N/R		319,912

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A2		1,037,530
3,000	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A2		3,019,200
2,650	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A2		2,606,911

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	A1		5,024,850

	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	AA–		1,214,091
2,500	5.000%, 9/01/35	9/20 at 100.00	AA–		2,612,300

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – AGM Insured	No Opt. Call	Aa3		2,125,124

2,995	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 2/01/22 – AGM Insured	2/11 at 100.00	Aa3		3,104,557

1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 – AGM Insured	9/12 at 102.00	Aa3		1,218,811

	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A:
2,000	5.000%, 12/01/14 – NPFG Insured	12/13 at 100.00	AA+		2,287,420
2,855	5.000%, 12/01/17 – NPFG Insured	12/13 at 100.00	AA+		3,265,292

7,800	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 1996A, 0.000%, 5/15/11 – NPFG Insured	No Opt. Call	Aa3		7,746,180

9,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2001A, 5.125%, 5/15/26	5/11 at 100.00	AA+		9,138,150

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33	5/18 at 100.00	AA+		2,076,300

5,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/23 – FGIC Insured	7/15 at 100.00	A		5,074,600

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
2,700	5.250%, 9/01/18	No Opt. Call	BB+		2,759,454
3,000	5.250%, 9/01/22	No Opt. Call	BB+		2,991,810

4,181	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	N/R		4,005,398

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
300	5.000%, 2/01/23	No Opt. Call	A		295,749
100	5.000%, 2/01/24	No Opt. Call	A		98,070

1,800	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	BBB–		1,670,562
67,326	Total Utilities				68,960,321

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 14.6%

$645	Blountville Utility District of Sullivan County, Tennessee, Waterworks Revenue Bonds, Series 2009, 4.000%, 5/01/19	No Opt. Call	A	$663,157

1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	A3	1,034,790

1,700	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2009, 5.000%, 12/01/29	12/19 at 100.00	AA+	1,820,564

5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 – AGC Insured	1/18 at 100.00	Aa3	5,280,200

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,573,202

1,840	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – NPFG Insured	9/15 at 100.00	Aa3	1,960,207

	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2004:
1,175	5.000%, 9/01/19 – NPFG Insured	9/14 at 100.00	Aa3	1,260,681
1,225	5.000%, 9/01/20 – NPFG Insured	9/14 at 100.00	Aa3	1,307,590

10,610	Harpeth Valley Utility District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	11,009,784

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa3	5,566,632

705	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2007, 5.000%, 4/01/41 – AGM Insured	4/17 at 100.00	AAA	724,888

5,000	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2002, 5.000%, 10/01/21	10/12 at 100.00	AA	5,430,300

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
1,295	5.000%, 2/01/20 – NPFG Insured	2/14 at 102.00	AAA	1,387,631
1,300	5.000%, 2/01/22 – NPFG Insured	2/14 at 100.00	AAA	1,379,248

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 – AGM Insured	2/16 at 100.00	AAA	2,031,700

4,240	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AAA	4,397,050

1,060	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.125%, 1/01/26 – AGM Insured	1/11 at 100.00	Aa3	1,076,695

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	A2	5,133,750

675	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14	3/10 at 100.00	Baa1	676,613
52,375	Total Water and Sewer			54,714,682
$381,801	Total Investments (cost $347,177,791) – 96.3%			362,016,384
	Other Assets Less Liabilities – 3.7%			13,975,270
	Net Assets – 100%			$375,991,654

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

February 28, 2010

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$362,016,384	$—	$362,016,384

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $347,333,329.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$19,419,259
Depreciation	(4,736,204)
Net unrealized appreciation (depreciation) of investments	$14,683,055

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.

26	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2010

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2010